Other Financial Liabilities at Fair Value Through Profit or Loss	6 Months Ended
Jun. 30, 2019
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Other Financial Liabilities at Fair Value Through Profit or Loss

16. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2019 £m		31 December 2018 £m
US$30bn Euro Medium Term Note Programme	168		165
Structured Notes Programmes	773		696
Eurobonds	131		129
Structured deposits	133		133
Collateral and associated financial guarantees	428		3,053
Repurchase agreements – non trading	—		2,110

	1,633	(1)	6,286	(1)

(1)	At 30 June 2019 and 31 December 2018 all amounts were designated at fair value through profit or loss.

In H119 £2.1bn of senior cash deposits, which were previously included within collateral and associated financial guarantees in the table above, were presented on a net basis. This followed a deed of amendment, including a legal right of set-off between the principal amounts of senior tranches of credit linked notes, classified as debt securities in Note 9, and the senior cash deposits. At 30 June 2019 the amount of this netting was £1.8bn.